FAIR VALUE MEASUREMENTS (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Mar. 31, 2017	Jun. 30, 2016	Jun. 30, 2015
Assets:
Cash and cash equivalents	$ 1,852	$ 4,412	$ 753
Available for sale securities	26	32	46
Total	1,878	4,444	799
Liabilities:
Convertible debt	4,943	5,991
Derivative liability, convertible debt	115	330
Total	5,058	6,321
Level 1 [Member]
Assets:
Cash and cash equivalents	1,852	4,412	753
Available for sale securities	26	32	46
Total	1,878	4,444	799
Liabilities:
Convertible debt
Derivative liability, convertible debt
Total
Level 2 [Member]
Assets:
Cash and cash equivalents
Available for sale securities
Total
Liabilities:
Convertible debt
Derivative liability, convertible debt
Total
Level 3 [Member]
Assets:
Cash and cash equivalents
Available for sale securities
Total
Liabilities:
Convertible debt	4,943	5,991
Derivative liability, convertible debt	115	330
Total	$ 5,058	$ 6,321